Schedule of non-capital tax losses (Details) - Dec. 31, 2025 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
Canada revenue [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		$ 109,441
Non-capital losses in CAD		109,441
Canada revenue [member] | 2026 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Canada revenue [member] | 2027 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		2,092
Canada revenue [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		3,625
Canada revenue [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		2,260
Canada revenue [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		1,990
Canada revenue [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		4,255
Canada revenue [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		5,620
Canada revenue [member] | 2033 or later [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		89,598
Korea revenue [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		26,222
Non-capital losses in CAD		26,222
Korea revenue [member] | 2026 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Korea revenue [member] | 2027 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Korea revenue [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Korea revenue [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Korea revenue [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		18
Korea revenue [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		449
Korea revenue [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		74
Korea revenue [member] | 2033 or later [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		25,682
Portugal revenue [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		6,729
Non-capital losses in CAD		10,826
Portugal revenue [member] | 2026 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2027 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Portugal revenue [member] | 2033 or later [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		6,729
Spain revenue [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		20,333
Non-capital losses in CAD		32,714
Spain revenue [member] | 2026 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Spain revenue [member] | 2027 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Spain revenue [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Spain revenue [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		286
Spain revenue [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Spain revenue [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
Spain revenue [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		1,300
Spain revenue [member] | 2033 or later [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		18,747
United states revenue [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD	$ 180,267	1,064
Non-capital losses in CAD		1,064
United states revenue [member] | 2026 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2027 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2031 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2032 [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD
United states revenue [member] | 2033 or later [member]
IfrsStatementLineItems [Line Items]
Total non-capital losses in CAD		$ 1,064